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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Matthew J. Beck

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2019

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

ADLER VALUE FUND

SCHEDULE OF INVESTMENTS

April 30, 2019 (Unaudited)

COMMON STOCKS - 36.1%	Shares	Value
Communication Services - 3.0%
Media - 3.0%
Altice USA, Inc. - Class A	1,000	$23,560
Comcast Corporation - Class A	400	17,412
		40,972
Consumer Discretionary - 6.7%
Hotels, Restaurants & Leisure - 4.0%
Jack in the Box, Inc.	700	53,970

Multi-Line Retail - 2.7%
Big Lots, Inc.	1,000	37,160

Financials - 9.6%
Banks - 4.6%
Citigroup, Inc.	900	63,630

Diversified Financial Services - 5.0%
AXA Equitable Holdings, Inc.	3,000	68,070

Health Care - 8.6%
Health Care Providers & Services - 3.5%
Cigna Corporation	300	47,652

Pharmaceuticals - 5.1%
Bristol-Myers Squibb Company	1,500	69,645

Information Technology - 3.5%
Software - 3.5%
Symantec Corporation	2,000	48,420

ADLER VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 36.1% (Continued)	Shares	Value
Materials - 4.7%
Chemicals - 4.7%
Valvoline, Inc.	3,500	$64,750

Total Common Stocks (Cost $476,380)		$494,269

MONEY MARKET FUNDS - 65.7%	Shares	Value
JPMorgan 100% U.S. Treasury Securities Money Market Fund - Institutional Class, 2.25% (a) (Cost $897,950)	897,950	$897,950

Investments at Value - 101.8% (Cost $1,374,330)		$1,392,219

Liabilities in Excess of Other Assets - (1.8%)		(24,798)

Net Assets - 100.0%		$1,367,421

(a)	The rate shown is the 7-day effective yield as of April 30, 2019.

See accompanying notes to Schedule of Investments.

ADLER VALUE FUND

NOTES TO SCHEDULE OF INVESTMENTS

April 30, 2019 (Unaudited)

1.	Securities Valuation

Adler Value Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. The Fund values its common stocks on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Option contracts, if any, are valued at the closing price on the exchanges on which they are primarily traded. If no closing price is available at the time of valuation, the option will be valued at the mean of the closing bid and ask prices for that day.

When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

ADLER VALUE FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$494,269	$-	$-	$494,269
Money Market Funds	897,950	-	-	897,950
Total	$1,392,219	$-	$-	$1,392,219

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of April 30, 2019.

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of April 30, 2019:

Tax cost of portfolio investments	$1,374,330

Gross unrealized appreciation	$30,894
Gross unrealized depreciation	(13,005)

Net unrealized appreciation	$17,889

4.	Investments in Money Market Funds

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, the Fund may at times invest a significant portion of its assets in shares of a money market fund. As of April 30, 2019, the Fund had 65.7% of the value of its net assets invested in shares of a money market fund registered under the Investment Company Act of 1940. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market funds have been rare, they are possible. The Fund incurs additional indirect expenses due to acquired fund fees and expenses to the extent it invests in shares of money market funds.

KEMPNER MULTI-CAP DEEP VALUE FUND

SCHEDULE OF INVESTMENTS

April 30, 2019 (Unaudited)

COMMON STOCKS - 89.0%	Shares	Value
Communication Services - 8.4%
Diversified Telecommunication Services - 5.0%
AT&T, Inc.	86,692	$2,683,984
Verizon Communications, Inc.	19,300	1,103,767
		3,787,751
Entertainment - 2.6%
Walt Disney Company (The)	14,100	1,931,277

Media - 0.8%
CBS Corporation - Class B	11,460	587,554

Consumer Discretionary - 7.9%
Automobiles - 7.9%
General Motors Company	92,720	3,611,444
Honda Motor Company Ltd. - ADR	82,900	2,312,081
		5,923,525
Consumer Staples - 1.9%
Food & Staples Retailing - 1.9%
Walgreens Boots Alliance, Inc.	27,400	1,467,818

Energy - 14.6%
Energy Equipment & Services - 2.7%
Schlumberger Ltd.	47,555	2,029,648

Oil, Gas & Consumable Fuels - 11.9%
BP plc - ADR	89,120	3,897,217
Occidental Petroleum Corporation	36,800	2,166,784
Royal Dutch Shell plc - Class A - ADR	39,454	2,506,513
Valero Energy Corporation	4,700	426,102
		8,996,616
Financials - 17.7%
Banks - 11.7%
Bank of America Corporation	145,270	4,442,357
BB&T Corporation	15,300	783,360
Citigroup, Inc.	50,500	3,570,350
		8,796,067

KEMPNER MULTI-CAP DEEP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.0% (Continued)	Shares	Value
Financials - 17.7% (Continued)
Consumer Finance - 2.9%
Capital One Financial Corporation	23,240	$2,157,369

Insurance - 3.1%
Axis Capital Holdings Ltd.	41,400	2,353,590

Health Care - 14.8%
Health Care Providers & Services - 6.2%
Cardinal Health, Inc.	54,965	2,677,345
McKesson Corporation	16,380	1,953,315
		4,630,660
Pharmaceuticals - 8.6%
Allergan plc	6,440	946,680
Merck & Company, Inc.	30,980	2,438,436
Pfizer, Inc.	12,800	519,808
Roche Holding AG - ADR	61,400	2,029,884
Teva Pharmaceutical Industries Ltd. - ADR (a)	36,700	558,574
		6,493,382
Industrials - 7.1%
Building Products - 3.3%
Johnson Controls International plc	65,749	2,465,587

Electrical Equipment - 2.7%
Acuity Brands, Inc.	13,950	2,041,304

Road & Rail - 1.1%
Union Pacific Corporation	4,750	840,940

Information Technology - 9.3%
IT Services - 2.1%
Western Union Company (The)	83,300	1,619,352

Semiconductors & Semiconductor Equipment - 7.2%
Applied Materials, Inc.	52,610	2,318,523
KLA-Tencor Corporation	9,400	1,198,312
Skyworks Solutions, Inc.	21,600	1,904,688
		5,421,523

KEMPNER MULTI-CAP DEEP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.0% (Continued)	Shares	Value
Materials - 7.3%
Chemicals - 4.6%
Dow, Inc. (a)	15,699	$890,604
DowDuPont, Inc.	47,100	1,810,995
Mosaic Company (The)	29,250	763,718
		3,465,317
Containers & Packaging - 2.7%
WestRock Company	52,350	2,009,193

Total Common Stocks (Cost $61,688,233)		$67,018,473

MONEY MARKET FUNDS - 11.0%	Shares	Value
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.28% (b) (Cost $8,248,134)	8,248,134	$8,248,134

Investments at Value - 100.0% (Cost $69,936,367)		$75,266,607

Other Assets in Excess of Liabilities - 0.0% (c)		26,376

Net Assets - 100.0%		$75,292,983

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of April 30, 2019.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedule of Investments.

KEMPNER MULTI-CAP DEEP VALUE FUND

NOTES TO SCHEDULE OF INVESTMENTS

April 30, 2019 (Unaudited)

1.	Securities Valuation

Kempner Multi-Cap Deep Value Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

KEMPNER MULTI-CAP DEEP VALUE FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$67,018,473	$-	$-	$67,018,473
Money Market Funds	8,248,134	-	-	8,248,134
Total	$75,266,607	$-	$-	$75,266,607

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. As of April 30, 2019, the Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3).

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of April 30, 2019:

Tax cost of portfolio investments	$69,936,367

Gross unrealized appreciation	$10,811,964
Gross unrealized depreciation	(5,481,724)

Net unrealized appreciation	$5,330,240

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Matthew J. Beck
Matthew J. Beck, Secretary
Date	May 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David R. Carson
David R. Carson, Principal Executive Officer

Date	May 21, 2019

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer

Date	May 21, 2019

*	Print the name and title of each signing officer under his or her signature.